Consolidated Statements of Income (Unaudited) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Operating Revenue		$ 3,166	$ 3,059	$ 7,049	$ 6,172
Operating Expenses
Electric fuel and other energy-related purchases		939	730	1,961	1,408
Purchased electric capacity		15	16	23	29
Purchased gas		49	95	172	240
Other operations and maintenance		775	850	1,517	1,740
Depreciation, depletion and amortization		603	600	1,221	1,202
Other taxes		164	177	355	359
Impairment of assets and other charges		44	416	142	405
Losses (gains) on sales of assets		(21)	636	(23)	608
Total operating expenses		2,568	3,520	5,368	5,991
Income (loss) from operations		598	(461)	1,681	181
Other income (expense)		314	(285)	590	(242)
Interest and related charges		395	71	874	313
Income (loss) from continuing operations including noncontrolling interests before income tax expense (benefit)		517	(817)	1,397	(374)
Income tax expense (benefit)		86	(152)	250	(9)
Net Income (Loss) From Continuing Operations		431	(665)	1,147	(365)
Net Income (Loss) From Discontinued Operations	[1]	168	212	449	623
Net Income (Loss) Including Noncontrolling Interests		599	(453)	1,596	258
Net Income (Loss)		599	(453)	1,596	258
Amounts attributable to Dominion Energy
Net income (loss) from continuing operations		431	(665)	1,147	(365)
Net income (loss) from discontinued operations		168	212	449	623
Net income (loss) attributable to Dominion Energy		$ 599	$ (453)	$ 1,596	$ 258
EPS - Basic
Net income (loss) from continuing operations		$ 0.49	$ (0.84)	$ 1.32	$ (0.51)
Net income (loss) from discontinued operations		0.2	0.26	0.54	0.76
Net income (loss) attributable to Dominion Energy		0.69	(0.58)	1.86	0.25
EPS - Diluted
Net income (loss) from continuing operations		0.49	(0.84)	1.32	(0.51)
Net income (loss) from discontinued operations		0.2	0.26	0.54	0.76
Net income (loss) attributable to Dominion Energy		$ 0.69	$ (0.58)	$ 1.86	$ 0.25
Virginia Electric and Power Company
Operating Revenue	[2]	$ 2,251	$ 2,175	$ 4,635	$ 4,342
Operating Expenses
Electric fuel and other energy-related purchases	[2]	706	533	1,505	1,049
Purchased electric capacity		10	11	18	22
Affiliated suppliers		99	84	192	175
Other operations and maintenance		344	394	692	873
Depreciation, depletion and amortization		432	425	879	854
Other taxes		67	83	152	158
Impairment of assets and other charges		38	409	45	413
Total operating expenses		1,696	1,939	3,483	3,544
Income (loss) from operations		555	236	1,152	798
Other income (expense)		48	(44)	84	(40)
Interest and related charges	[2]	182	145	363	293
Income before income tax expense		421	47	873	465
Income tax expense (benefit)		89	0	188	61
Net Income (Loss)		332	47	685	404
Amounts attributable to Dominion Energy
Net income (loss) attributable to Dominion Energy		$ 332	$ 47	$ 685	$ 404

[1]	Includes income tax expense (benefit) of $38 million and $32 million for the three months ended June 30, 2023 and 2022, respectively, and $94 million and $132 million for the six months ended June 30, 2023 and 2022, respectively.
[2]	See Note 19 for amounts attributable to affiliates.